RECEIVABLES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Beginning balance	$ 89,086	$ 96,129	$ 106,673	$ 118,730	$ 118,730	$ 132,271
Charge-offs	(5,017)	(10,072)	(30,812)	(41,953)	(53,153)	(94,201)
Recoveries	2,021	2,336	6,504	7,047	9,728	8,066
Provision	12,080	8,184	15,818	13,443	32,853	76,394
Foreign currency translation and other	181	(742)	168	(1,432)	(1,485)	(3,800)
Ending balance	98,351	95,835	98,351	95,835	106,673	118,730
Ending balance: individually evaluated for impairment	39,137	51,851	39,137	51,851	52,980	69,797
Ending balance: collectively evaluated for impairment	59,214	43,984	59,214	43,984	53,693	48,933
Receivables:
Total Receivables	11,185,137	9,704,243	11,185,137	9,704,243	9,493,222	8,745,943
Ending balance: individually evaluated for impairment	133,417	126,924	133,417	126,924	130,629	158,408
Ending balance: collectively evaluated for impairment	11,051,720	9,577,319	11,051,720	9,577,319	9,362,593	8,587,535
Retail
Allowance for credit losses:
Beginning balance	67,463	65,426	83,233	73,123	73,123
Charge-offs	(3,067)	(6,261)	(24,456)	(20,281)	(27,770)
Recoveries	1,063	1,522	3,942	4,321	5,850
Provision	6,765	5,934	9,524	10,220	33,353
Foreign currency translation and other	68	(597)	49	(1,359)	(1,323)
Ending balance	72,292	66,024	72,292	66,024	83,233
Ending balance: individually evaluated for impairment	27,878	40,453	27,878	40,453	42,879	42,465
Ending balance: collectively evaluated for impairment	44,414	25,571	44,414	25,571	40,354	30,658
Receivables:
Total Receivables	6,963,049	5,989,675	6,963,049	5,989,675	6,258,289	5,708,497
Ending balance: individually evaluated for impairment	51,482	71,961	51,482	71,961	73,920	96,399
Ending balance: collectively evaluated for impairment	6,911,567	5,917,714	6,911,567	5,917,714	6,184,369	5,612,098
Wholesale
Allowance for credit losses:
Beginning balance	11,444	16,298	12,163	31,148	31,148
Charge-offs	(98)	(1,412)	(136)	(11,594)	(12,613)
Recoveries	64	39	166	360	447
Provision	3,596	821	2,808	(4,215)	(6,801)
Foreign currency translation and other	69	(86)	74	(39)	(18)
Ending balance	15,075	15,660	15,075	15,660	12,163
Ending balance: individually evaluated for impairment	11,259	11,285	11,259	11,285	10,101	27,222
Ending balance: collectively evaluated for impairment	3,816	4,375	3,816	4,375	2,062	3,926
Receivables:
Total Receivables	3,907,828	3,388,203	3,907,828	3,388,203	2,972,116	2,757,048
Ending balance: individually evaluated for impairment	81,935	54,761	81,935	54,761	56,444	61,609
Ending balance: collectively evaluated for impairment	3,825,893	3,333,442	3,825,893	3,333,442	2,915,672	2,695,439
Other
Allowance for credit losses:
Beginning balance	10,179	14,405	11,277	14,459	14,459
Charge-offs	(1,852)	(2,399)	(6,220)	(10,078)	(12,770)
Recoveries	894	775	2,396	2,366	3,431
Provision	1,719	1,429	3,486	7,438	6,301
Foreign currency translation and other	44	(59)	45	(34)	(144)
Ending balance	10,984	14,151	10,984	14,151	11,277
Ending balance: individually evaluated for impairment		113		113		110
Ending balance: collectively evaluated for impairment	10,984	14,038	10,984	14,038	11,277	14,349
Receivables:
Total Receivables	314,260	326,365	314,260	326,365	262,817	280,398
Ending balance: individually evaluated for impairment		202		202	265	400
Ending balance: collectively evaluated for impairment	$ 314,260	$ 326,163	$ 314,260	$ 326,163	$ 262,552	$ 279,998